Loans and Borrowings (Details) - Schedule of loans and borrowings - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loans And Borrowings [Abstract]
Convertible notes		$ 13,805,436
Working capital loans		4,721,366
Total		$ 18,526,802